Related Party Transactions - Schedule of Related Party Transactions (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
CyberStep, Inc. [Member]
Schedule of Related Party Transactions [Line items]
Nature of Relationship	The principal shareholder of the Company
Neko-neko Company [Member]
Schedule of Related Party Transactions [Line items]
Nature of Relationship	An affiliate of the Company
Kazusa Aranami [Member]
Schedule of Related Party Transactions [Line items]
Nature of Relationship	The director of the Company
Related Party [Member]
Schedule of Related Party Transactions [Line items]
Amount due from related parties			¥ 555
Short-term loan receivable	121,971		200,362
Amount due to related parties	10,127		2,041
Interest Income	1,609
Internet Service to Related Party [Member] | Related Party [Member] | Neko-neko Company [Member]
Schedule of Related Party Transactions [Line items]
Amount due from related parties			555
Short-term loan and intrest income to related party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Schedule of Related Party Transactions [Line items]
Short-term loan receivable	121,971		200,362
Outsourcing Services Provided by Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Schedule of Related Party Transactions [Line items]
Amount due to related parties	9,093		973
Outsourcing Expenses		14,349
Outsourcing Services Provided by Related Party [Member] | Related Party [Member] | Kazusa Aranami [Member]
Schedule of Related Party Transactions [Line items]
Amount due to related parties	1,034		¥ 1,068
Outsourcing Expenses	3,609	1,054
Sound Production and Talent Management Income [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Schedule of Related Party Transactions [Line items]
Revenue	2,413	3,047
Secondment Fee and Commission Fee to Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Schedule of Related Party Transactions [Line items]
Selling, General and Administrative Expenses	2,706	59
Interest Income from Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Schedule of Related Party Transactions [Line items]
Interest Income	1,609
Gain on Disposal of Business Operations from Related Party [Member] | Related Party [Member] | Neko-neko Company [Member]
Schedule of Related Party Transactions [Line items]
Other income	1,500
Gain on Disposal of Business Operations from Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Schedule of Related Party Transactions [Line items]
Other income	135
Receipt of Executive’s Share of Company Housing Rent from Related Party [Member] | Related Party [Member] | Kazusa Aranami [Member]
Schedule of Related Party Transactions [Line items]
Other income	1,080
Interest Expenses to Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Schedule of Related Party Transactions [Line items]
Interest expenses		¥ 1